PGIM ROCK ETF TRUST

PGIM US Large-Cap Buffer 12 ETF – January; PGIM US Large-Cap Buffer 12 ETF – February;

PGIM US Large-Cap Buffer 12 ETF – March; PGIM US Large-Cap Buffer 12 ETF – April; PGIM US Large-Cap Buffer 12 ETF – May; PGIM US Large-Cap Buffer 12 ETF – June; PGIM US Large-Cap Buffer 12 ETF – July; PGIM US Large-Cap Buffer 12 ETF – August; PGIM US Large-Cap Buffer 12 ETF – September; PGIM US Large-Cap Buffer 12 ETF – October; PGIM US Large-Cap Buffer 12 ETF – November; PGIM US Large-Cap Buffer 12 ETF – December;

PGIM US Large-Cap Buffer 20 ETF – January; PGIM US Large-Cap Buffer 20 ETF – February;

PGIM US Large-Cap Buffer 20 ETF – March; PGIM US Large-Cap Buffer 20 ETF – April; PGIM US Large-Cap Buffer 20 ETF – May; PGIM US Large-Cap Buffer 20 ETF – June; PGIM US Large-Cap Buffer 20 ETF – July; PGIM US Large-Cap Buffer 20 ETF – August; PGIM US Large-Cap Buffer 20 ETF – September; PGIM US Large-Cap Buffer 20 ETF – October;

PGIM US Large-Cap Buffer 20 ETF – November; and PGIM US Large-Cap Buffer 20 ETF – December

(the “S&P 500 Buffer ETFs”)

and

PGIM Laddered Fund of Buffer 12 ETF and PGIM Laddered Fund of Buffer 20 ETF (the “Laddered S&P 500 Buffer ETFs”)

(each a “Fund” and collectively the “Funds”)

Supplement dated December 13, 2024

to each Fund’s Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information

You should read this Supplement in conjunction with each Fund’s Summary Prospectus, Prospectus and Statement of Additional

Information (SAI) and retain it for future reference.

At a meeting on December 12, 2024, the Board of Trustees (the “Board”) of the Funds approved the following changes to the Funds:

1. The Board approved changing each Fund’s name as outlined in the chart below effective on or about February 28, 2025, as follows:

Former Name:	New Name:
PGIM US Large-Cap Buffer 12 ETF – January	PGIM S&P 500 Buffer 12 ETF – January
PGIM US Large-Cap Buffer 12 ETF – February	PGIM S&P 500 Buffer 12 ETF – February
PGIM US Large-Cap Buffer 12 ETF – March	PGIM S&P 500 Buffer 12 ETF – March
PGIM US Large-Cap Buffer 12 ETF – April	PGIM S&P 500 Buffer 12 ETF – April
PGIM US Large-Cap Buffer 12 ETF – May	PGIM S&P 500 Buffer 12 ETF – May
PGIM US Large-Cap Buffer 12 ETF – June	PGIM S&P 500 Buffer 12 ETF – June
PGIM US Large-Cap Buffer 12 ETF – July	PGIM S&P 500 Buffer 12 ETF – July
PGIM US Large-Cap Buffer 12 ETF – August	PGIM S&P 500 Buffer 12 ETF – August
PGIM US Large-Cap Buffer 12 ETF – September	PGIM S&P 500 Buffer 12 ETF – September
PGIM US Large-Cap Buffer 12 ETF – October	PGIM S&P 500 Buffer 12 ETF – October
PGIM US Large-Cap Buffer 12 ETF – November	PGIM S&P 500 Buffer 12 ETF – November
PGIM US Large-Cap Buffer 12 ETF – December	PGIM S&P 500 Buffer 12 ETF – December
PGIM US Large-Cap Buffer 20 ETF – January	PGIM S&P 500 Buffer 20 ETF – January
PGIM US Large-Cap Buffer 20 ETF – February	PGIM S&P 500 Buffer 20 ETF – February
PGIM US Large-Cap Buffer 20 ETF – March	PGIM S&P 500 Buffer 20 ETF – March
PGIM US Large-Cap Buffer 20 ETF – April	PGIM S&P 500 Buffer 20 ETF – April
PGIM US Large-Cap Buffer 20 ETF – May	PGIM S&P 500 Buffer 20 ETF – May
PGIM US Large-Cap Buffer 20 ETF – June	PGIM S&P 500 Buffer 20 ETF – June
PGIM US Large-Cap Buffer 20 ETF – July	PGIM S&P 500 Buffer 20 ETF – July
PGIM US Large-Cap Buffer 20 ETF – August	PGIM S&P 500 Buffer 20 ETF – August
PGIM US Large-Cap Buffer 20 ETF – September	PGIM S&P 500 Buffer 20 ETF – September
PGIM US Large-Cap Buffer 20 ETF – October	PGIM S&P 500 Buffer 20 ETF – October

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PGIM US Large-Cap Buffer 20 ETF – November	PGIM S&P 500 Buffer 20 ETF – November
PGIM US Large-Cap Buffer 20 ETF – December	PGIM S&P 500 Buffer 20 ETF – December

PGIM Laddered Fund of Buffer 12 ETF	PGIM Laddered S&P 500 Buffer 12 ETF
PGIM Laddered Fund of Buffer 20 ETF	PGIM Laddered S&P 500 Buffer 20 ETF

The name changes will not result in any change in the investment objective or investment strategies of the Funds.

To reflect these changes, effective on or about February 28, 2025 all references in each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information to the “Former Name” in the chart above are replaced with the “New Name.”

2. The Board approved a change to each Fund’s 80% investment policy, effective on or about February 28, 2025, as follows:

S&P 500 Buffer ETFs

Current Policy

Each S&P 500 Buffer ETF currently has a policy of investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization U.S. companies.

New Policy

Each S&P 500 Buffer ETF’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

Laddered S&P 500 Buffer ETFs

Current Policy

Each Laddered S&P 500 Buffer ETF currently has a policy of investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in exchange-traded funds.

New Policy

Each Laddered S&P 500 Buffer ETF’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in exchange-traded funds that provide exposure to securities included in the S&P 500 Index.

As is the case with each Fund’s current 80% investment policy, each Fund’s new 80% investment policy may be changed by the Board without shareholder approval upon 60 days’ prior notice to shareholders of the Fund.

The changes will be reflected in each Fund’s February 2025 prospectus update.

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